Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Millions, $ in Millions				3 Months Ended			9 Months Ended
	Jan. 01, 2018 USD ($)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 Segment	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2018 USD ($) Segment	Sep. 30, 2018 CNY (¥) Segment	Sep. 30, 2017 CNY (¥)	Sep. 30, 2018 CNY (¥)
Accounting Policies [Abstract]
VAT recognized				$ 244	¥ 1,700	¥ 1,300	$ 652	¥ 4,500	¥ 3,400
Barter transaction, Gross Operating Revenue Recognized				73	503	198	120	824	708
Gross interest income				90	616	1,100	483	3,300	2,300
Gross interest cost				30	208	580	$ 232	¥ 1,600	1,200
Number of reportable segments			2				2	2
Other Current Assets, net
Accounting Policies [Abstract]
Contract assets		¥ 832		233			$ 233			¥ 1,600
Accounting Standards Update 2014-09
Accounting Policies [Abstract]
Cumulative effect on retained earnings	$ 141	967
Micro loans | Minimum
Accounting Policies [Abstract]
Periods of loan granted							1 month	1 month
Micro loans | Maximum
Accounting Policies [Abstract]
Periods of loan granted							36 months	36 months
Ordinary Shares | Accounting Standards Update 2016-01
Accounting Policies [Abstract]
Cumulative effect on retained earnings	$ 270	¥ 1,900
Short-term Investments | Minimum
Accounting Policies [Abstract]
Maturity period used to classify cash and cash equivalent and investments							3 months	3 months
Short-term Investments | Maximum
Accounting Policies [Abstract]
Maturity period used to classify cash and cash equivalent and investments							12 months	12 months
Cash and cash equivalents | Maximum
Accounting Policies [Abstract]
Maturity period used to classify cash and cash equivalent and investments							3 months	3 months
iQIYI Licensed Copyright
Accounting Policies [Abstract]
Barter transaction, Gross Operating Revenue Recognized				73	503	198	$ 120	¥ 824	708
Barter transaction, Cost Recognized				$ 76	¥ 523	¥ 193	$ 119	¥ 818	¥ 596